Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Contributed Equity

		Consolidated
	Note	June 30, 2020 A$	June 30, 2019 A$
Fully paid ordinary shares	19(a)	233,328,553	211,429,637
Options over ordinary shares – listed		9,661,954	9,661,954

		242,990,507	221,091,591

Summary of Ordinary Shares
(a) Ordinary Shares

		June 30, 2020		June 30, 2019
	Note	No.	A$	No.	A$
At the beginning of reporting period		3,388,598,296	211,429,637	3,026,082,669	203,570,765
Shares issued during the year (pre-share consolidation)	19(b)	477,645,539	10,030,556	260,000,000	4,871,250
Exercise of options and warrants (pre-share consolidation)	19(b)	10,878,476	385,794	60,542,327	1,480,488
Exercise of warrants (Shares issued during the year)	19(b)	—	—	41,973,300	2,043,359
Share consolidation		(3,489,408,041)	—	—	—
Exercise of performance rights (post share consolidation)	19(b)	3,916,668	957,500	—	—
Shares issued during the year (post share consolidation)	19(b)	96,000,000	12,000,000	—	—
Transaction costs relating to share issues		—	(1,474,934)		(536,225)

At reporting date		487,630,938	233,328,553	3,388,598,296	211,429,637

Summary of Shares Issued
(b) Shares issued

2020 Details	Number	Issue Price A$	Total A$
Share placement July 2019*	19,047,619	0.210	4,000,000
Shares issued under Entitlement Offer August 2019*	28,716,935	0.210	6,030,556
Performance rights exercised pre share consolidation (transfer from share-based payment reserve) *	1,087,848	0.355	385,794
Performance rights exercised post share consolidation (transfer from share-based payment reserve)	3,916,668	0.244	957,500
Share placement May 2020 post share consolidation	96,000,000	0.125	12,000,000
Exercise of warrants	—		—

	148,769,070		23,373,850

*	All number of shares have been adjusted for the 10 to 1 share consolidation.

2019 Details**	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Agreement	260,000,000	0.019	4,871,250
Performance rights exercised (transfer from share-based payment reserve)	60,542,327	0.024	1,480,488
Share placement
Exercise of warrants	41,973,300	0.049	2,043,359

	362,515,627		8,395,097

**	All number of shares have been prepared on pre share consolidation basis.

Summary of Unlisted Options
Unlisted Options**

Expiration Date	Exercise Price			Number
August 4, 2020		$0.235		37,144,524
October 30, 2020		$0.568		79,311
March 7, 2021		$0.398		102,628
August 4, 2025		$0.248		847,600
January 5, 2023	US$	0.249	*	15,537,180	*
February 12, 2022	US$	0.249	*	20,800,000	*

Total				74,511,243

*
1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.

**	On November 5, 2019, there was a 10 to 1 share consolidation. The unlisted options have therefore been adjusted accordingly.